Goldman Sachs Inflation Protected Securities Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	1.12%	3.08%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.55%	(0.12%)	2.16%
Performance Inception Date	Aug. 31, 2007
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.86%	(2.00%)	0.88%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	(0.89%)	1.11%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.80%	(0.12%)	1.78% [1]
Performance Inception Date	Aug. 31, 2007
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	0.97%	2.90%
Performance Inception Date	Aug. 31, 2007
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	0.89%	2.81%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	0.39%	2.29%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.02%	0.99%	2.91%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.